Consolidated Statements of Profit or Loss and Other Comprehensive Loss	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 50,872	$ 69,501
Lab consumables and cord-blood banking expenses	(12,532)	(17,121)
Other operating income	573,899	784,061	803,904	485,374
Other gains/(loss) including fair value changes on financial instruments - net	217,790	297,545	(492,910)	(1,116,622)
Research expenses	(1,397,686)	(1,909,519)	(1,589,693)	(1,522,765)
Depreciation of property, plant and equipment	(80,400)	(109,842)	(101,866)	(109,246)
Amortization of intangible assets	(9,191)	(12,557)	(2,187)	(2,500)
Employee benefits expenses	(453,321)	(619,327)	(454,143)	(210,657)
Finance expenses	(14,868)	(20,313)	(51,282)	(125,175)
Other expenses	(730,532)	(998,054)	(2,213,142)	(494,675)
Share of results of associate	10,075	13,765	(31,198)	(33,546)
Loss before income tax	(1,845,894)	(2,521,861)	(4,132,517)	(3,129,812)
Income tax expense			(653)	(1,640)
Loss for the year	(1,845,894)	(2,521,861)	(4,133,170)	(3,131,452)
Other comprehensive (loss)/income:
Foreign currency translation loss	119,781	163,645	(89,918)	(96,504)
Total comprehensive loss for the year	(1,726,113)	(2,358,216)	(4,223,088)	(3,227,956)
Loss attributable to:
Equity holders of the Company	(1,842,115)	(2,516,698)	(4,132,896)	(3,131,209)
Non-controlling interests	(3,779)	(5,163)	(274)	(243)
Total comprehensive loss attributable to:
Equity holders of the Company	(1,722,334)	(2,353,053)	(4,222,814)	(3,227,713)
Non-controlling interests	$ (3,779)	$ (5,163)	$ (274)	$ (243)
Loss per share attributable to equity holders of the Company:
Basic | (per share)	$ (0.16)	$ (0.22)	$ (0.39)	$ (0.40)
Diluted | (per share)	$ (0.16)	$ (0.22)	$ (0.39)	$ (0.40)
Weighted average number of ordinary shares used in computing loss per share
Basic	11,539,834	11,539,834	10,630,344	7,915,101
Diluted	11,539,834	11,539,834	10,630,344	7,915,101